SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Total Revenue From Mining Operations	$ 66,178	$ 43,889
Customer 1
Statement [Line Items]
Total Revenue From Mining Operations	58,754	35,053
Customer 2
Statement [Line Items]
Total Revenue From Mining Operations	6,218	8,675
Other Customer
Statement [Line Items]
Total Revenue From Mining Operations	$ 1,206	$ 161